Schedule of borrowings (Details) - BRL (R$) R$ in Thousands		9 Months Ended
		Sep. 30, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Borrowings		R$ 33,790,718	R$ 41,732,123
Borrowings, current		902,823	1,318,931
Borrowings, noncurrent		32,887,895	40,413,192
Bonds
IfrsStatementLineItems [Line Items]
Borrowings		900,000
Foreign currency
IfrsStatementLineItems [Line Items]
Borrowings		33,310,512	40,234,330
Borrowings, current		843,748	1,206,084
Borrowings, noncurrent		R$ 32,466,764	39,028,246
Foreign currency | Bonds
IfrsStatementLineItems [Line Items]
Annual financial charges		Note 14 (c)
Borrowings		R$ 29,145,214	34,963,651
Foreign currency | Export prepayment
IfrsStatementLineItems [Line Items]
Annual financial charges	[1]	US dollar exchange variation + quartely Libor + 1.75
Borrowings	[1]		521,469
Foreign currency | Investment One [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges		US dollar exchange variation + semiannual Libor + interest between 0.65 and 1.70
Borrowings		R$ 2,606,829	2,682,824
Foreign currency | Other Borrowings [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges		Note 14 (d)
Borrowings		R$ 2,164,008	2,755,200
Foreign currency | Transactions costs
IfrsStatementLineItems [Line Items]
Borrowings		(605,539)	(688,814)
Local currency
IfrsStatementLineItems [Line Items]
Borrowings		480,206	1,497,793
Borrowings, current		59,075	112,847
Borrowings, noncurrent		421,131	1,384,946
Local currency | Transactions costs
IfrsStatementLineItems [Line Items]
Borrowings		R$ (10)	(1,607)
Local currency | Export credit notes
IfrsStatementLineItems [Line Items]
Annual financial charges	[1]	100.00 of CDI + 0.70
Borrowings	[1]		402,739
Local currency | Commercial Notes [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges	[1]	100.00 of CDI + 0.85
Borrowings	[1]		545,171
Local currency | B N D E S 4 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges		4.00
Borrowings			1,538
Local currency | B N D E S 5 [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges		IPCA + 6.04
Borrowings		R$ 447,303	490,963
Local currency | BNB/FINEP/FUNDES/FINISA/FINAME
IfrsStatementLineItems [Line Items]
Annual financial charges		3.55
Borrowings		R$ 2,910	26,154
Local currency | B N B F N E [Member]
IfrsStatementLineItems [Line Items]
Annual financial charges		IPCA + interest between 2.39 and 2.78
Borrowings		R$ 4,884	5,639
Local currency | Fundo de Desenvolvimento do Nordeste (FDNE)
IfrsStatementLineItems [Line Items]
Annual financial charges		6.50
Borrowings		R$ 25,119	R$ 27,196

[1]	Prepaid in June 2021.